REVISION OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Other comprehensive loss:
Foreign currency translation adjustment	128	(2,215)	(2,373)	(123)	(1,255)	418	(896)	(2,496)	(478)	(4,711)	(1,733)	(2,927)	(1,901)
Comprehensive loss	$ (18,362)	(16,492)	(13,163)	(11,695)	(5,628)	(5,784)	(2,895)	(24,858)	(8,679)	(41,350)	(14,307)	$ (109,127)	(26,677)
As previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(13,025)	(11,141)	(10,907)	(4,508)	(6,885)	(1,081)	(22,048)	(7,966)	(35,073)	(12,474)		(24,453)
Other comprehensive loss:
Foreign currency translation adjustment		(2,417)	(2,559)	(184)	(1,322)	743	(900)	(2,743)	(157)	(5,160)	(1,479)		(1,654)
Comprehensive loss		(15,442)	(13,700)	(11,091)	(5,830)	(6,142)	(1,981)	(24,791)	(8,123)	(40,233)	(13,953)		(26,107)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(1,252)	351	(665)	135	683	(918)						(323)
Other comprehensive loss:
Foreign currency translation adjustment		202	186	61	67	(325)	4						(247)
Adjustments | Income tax adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(808)	(350)	(371)	(299)	(165)	(238)	(721)	(403)	(1,529)	(702)		(732)
Other comprehensive loss:
Foreign currency translation adjustment		202	186	61	67	(25)	4	247	(21)	449	46		53
Comprehensive loss		(606)	(164)	(310)	(232)	(190)	(234)	(474)	(424)	(1,080)	(656)		(679)
Adjustments | Indirect tax adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(79)	(79)	(79)	(114)	(114)	(114)	(158)	(228)	(237)	(342)		(457)
Other comprehensive loss:
Comprehensive loss		(79)	(79)	(79)	(114)	(114)	(114)	(158)	(228)	(237)	(342)		(457)
Adjustments | Other Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(365)	780	(215)	548	962	(566)	565	396	200	944		866
Other comprehensive loss:
Foreign currency translation adjustment						(300)			(300)		(300)		(300)
Comprehensive loss		$ (365)	$ 780	$ (215)	$ 548	$ 662	$ (566)	$ 565	$ 96	$ 200	$ 644		$ 566